VARIABLE INTEREST ENTITIES ("VIEs") - Significant Assets & Liabilities of CMBL Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Long-term debt	$ 991,679	$ 1,196,899
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Short-term Debt	11,436	11,836
Long-term debt	$ 169,395	$ 187,401